Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 1,077,900	¥ 889,600
Foreign exchange losses—net	(329,089)	(126,755)
Trading account losses—net	(940,660)	(1,367,090)
Equity investment securities gains (losses)—net	19,195	(214)
Equity in earnings of equity method investees—net	214,835	186,906
Reversal of off-balance sheet credit instruments	3,646	12,112
Reversal of impairment of assets held for sale	0	134,141
Loss on valuation adjustment for loan held for sale	0	(209,107)
Income (loss) before income tax expense (benefit)	284,322	(1,291,685)
Fixed assets	1,376,900	1,303,300
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	1,078,000	890,000
Reversal of (provision for) credit losses	(62,000)	98,000
Foreign exchange losses—net	(385,000)	(165,000)
Trading account losses—net	(1,133,000)	(1,670,000)
Equity investment securities gains (losses)—net	624,000	(433,000)
Debt investment securities gains—net	102,000	199,000
Equity in earnings of equity method investees—net	215,000	187,000
Reversal of off-balance sheet credit instruments	4,000	12,000
Reversal of impairment of assets held for sale	0	134,000
Loss on valuation adjustment for loan held for sale	0	(209,000)
Other—net	(159,000)	(335,000)
Income (loss) before income tax expense (benefit)	284,000	(1,292,000)
Fixed assets	2,477,000	2,391,000
U.S. GAAP adjustments and other	1,100,000	1,088,000
Segment Reconciling Items | Japanese Gaap
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets	¥ 1,377,000	¥ 1,303,000